Segment information and revenue (Segment Result - Profit/(Loss) from Operations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment result - (loss)/profit from operations
Profit/(loss) from operations	¥ 1,432,232	¥ (466,236)	¥ 1,320,572
Finance income – net	414,569	332,274	362,963
Share of profit of investments accounted for using the equity method	874,285	724,740	972,593
Profit before taxation	2,721,086	590,778	2,656,128
Petroleum products [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	2,967,030	(2,198,705)	705,469
Intermediate petrochemicals [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	(635,155)	581,597	413,914
Resins and plastics [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	52,215	1,262,029	401,454
Synthetic fibers [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	(854,077)	(364,211)	(540,280)
Trading of petrochemical products [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	43,729	42,039	53,214
Others [member]
Segment result - (loss)/profit from operations
Profit/(loss) from operations	¥ (141,510)	¥ 211,015	¥ 286,801